Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended	45 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000228894
Average Annual Return [Line Items]
Line Graph and Table Measure Name	One Global ETF
C000233373
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Future Fund Long Short ETF
Without Sales Load [Member] | C000228894
Average Annual Return [Line Items]
Average Annual Return, Percent	14.70%		1.36%
Without Sales Load [Member] | C000233373
Average Annual Return [Line Items]
Average Annual Return, Percent	10.09%	13.00%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	13.52%		9.27%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	13.52%	18.18%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All World Index
Average Annual Return, Percent	14.16%		7.31%